Condensed Consolidated Statement of Changes in Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Series A-1 Preferred Shares	Series B Preferred Shares	Series C Preferred Shares	Series D-1 Preferred Shares	Series D-2 Preferred Shares	Common Stock	Treasury Stock	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2013	$ 1,199	$ 1,031	$ 9,232	$ 5,086	$ 3,345	$ 4,002	$ 2	$ (325)	$ 98,560	$ (119,184)	$ (536)	$ (14)
Beginning balance (in shares) at Dec. 31, 2013		1,031	11,102	4,508	3,415	4,783	186
Stock-based employee compensation	298								298
Common shares issued in connection with the conversion of Series A-1 Preferred Shares		$ (238)							238
Common shares issued in connection with the conversion of Series A-1 Preferred Shares, shares		(238)
Common shares issued in connection with the conversion of Series C Preferred Shares				$ (1)					1
Common shares issued in connection with the conversion of Series C Preferred Shares, shares				(1)			1
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, value	1,828				$ 1,828
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, shares					1,913
Cost of warrants issued with Series D-1 preferred shares issued in a private placement for cash					$ (506)				506
Beneficial conversion feature on Series D-1 preferred shares issued in private placement for cash					(253)				253
Accretion Of beneficial conversion feature on Series D-1 preferred shares issued in a private placement for cash					253				(253)
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, value	381					$ 381
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, shares						397
Cost of warrants issued with Series D-2 preferred shares issued in a private placement for cash						$ (253)			253
Beneficial conversion feature on Series D-2 preferred shares issued in private placement for cash						(52)			52
Accretion Of beneficial conversion feature on Series D-2 preferred shares issued in a private placement for cash						52			(52)
Preferred shares dividends, paid in kind		$ 82	$ 1,149	$ 468	$ 472	$ 540			(2,712)
Preferred share dividends, paid-in-kind, shares		82	1,149	468	472	541
Benefitial conversion feature on preferred shares dividends issued in kind				$ (152)	$ (195)				347
Accretion of beneficial conversion feature on preferred shares dividends issued in kind				152	195				(347)
Cost of warrants issued in connection with line of credit	258								258
Change in derivative value of expired warrants	$ (2)								(2)
Net loss attributable to non-controlling interest
Comprehensive income:
Net loss	$ (4,015)									(4,015)
Foreign currency translation adjustment												15
Total comprehensive loss	(4,015)
Ending balance at Dec. 31, 2014	(53)	$ 875	$ 10,381	$ 5,553	$ 5,139	$ 4,671	$ 2	(325)	97,400	(123,199)	(536)	$ (14)
Ending balance (in shares) at Dec. 31, 2014		875	12,251	4,975	5,800	5,720	187
Stock-based employee compensation	575								575
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, value	$ 1,525				$ 1,525
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, shares					1,562
Cost of warrants issued with Series D-1 preferred shares issued in a private placement for cash					$ (513)				513
Beneficial conversion feature on Series D-1 preferred shares issued in private placement for cash					(498)				498
Accretion Of beneficial conversion feature on Series D-1 preferred shares issued in a private placement for cash					498				(498)
Preferred shares dividends, paid in kind		$ 72	$ 1,272	$ 516	$ 715	$ 601			(3,176)
Preferred share dividends, paid-in-kind, shares		72	1,272	516	715	601
Benefitial conversion feature on preferred shares dividends issued in kind				$ (13)	$ (15)				28
Accretion of beneficial conversion feature on preferred shares dividends issued in kind				13	15				(28)
Net loss attributable to non-controlling interest
Comprehensive income:
Net loss	$ (3,864)									(3,864)
Foreign currency translation adjustment
Total comprehensive loss	$ (3,864)
Ending balance at Dec. 31, 2015	$ (1,817)	$ 947	$ 11,653	$ 6,069	$ 6,866	$ 5,272	$ 2	$ (325)	$ 95,312	$ (127,063)	$ (536)	$ (14)
Ending balance (in shares) at Dec. 31, 2015		947	13,523	5,491	8,077	6,866	187